BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
Business Combinations1 [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS

26.1 Business combinations 2022

During 2022 the Company made some individually immaterial acquisitions which were completed primarily to expand our services and solutions offerings.

On April 20, 2022, the Company, through its subsidiaries Globant España S.A. and Software Product Creation S.L, entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Genexus S.A. an Uruguayan corporation and its subsidiaries Genexus International Corp an American corporation and Kurfur S.A. an Uruguayan corporation, Advanced Research & Technology, S.A. de C.V., a Mexican corporation, Artech Informática do Brasil Ltda and Newtech Informática Ltda., both Brazilian corporations, all together "Genexus", pursuant to which the Company purchased all of the outstanding interest in Genexus. Genexus is a company specialized in low-code tool enriched with artificial intelligence, to create, develop and maintain end-to-end solutions ready to run on all sorts of devices. The Share Purchase Agreement was signed on April 20, 2022 and the closing date was on May 31, 2022.

On July 29, 2022, the Company, through its subsidiary Globant España S.A. entered into an Equity Purchase Agreement with the equity holders of Sysdata SPA. ("Sysdata"), an Italian joint stock company pursuant to which the Company purchased all of the outstanding interest in Sysdata. Sysdata's business consists in provision of advisory services and end-to-end digital transformation process. The Equity Purchase Agreement was signed on July 29, 2022 and the closing date was on September 23, 2022.

On November 4, 2022, the Company, through its subsidiary Globant Brasil Consultoria Ltda. entered into an Equity Purchase Agreement with the equity holders of Nescara Ltda. ("Nescara"), a Brazilian limited liability company pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. Nescara's business consists in strategic consulting, implementation, development and support services provider across major Salesforce cloud solutions.

On November 7, 2022, the Company, through its subsidiaries Globant España S.A. and Software Product Creation S.L. entered into an Equity Purchase Agreement with the equity holders of KTBO S.A., an Argentine company, KTBO Brasil Comunicacoes Digitais Ltda, a Brazilian company, KTBO Chile SpA, a Chilean company, KTBO Colombia S.A.S., a Colombian company, KTBO S.A. de C.V. and Contenidos Digitales KTBO, S.C., Mexican companies, and KTBO S.A.C., a Peruvian company, all together "KTBO", pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. KTBO's business consists of the provision of services related to Strategy & Research, Business Intelligence, Creativity, Content & Community Mgmt, Business Management, Multimedia Design, Production, Media Buying, Innovation & Development, Growth & UX, Influencer Marketing.

On November 16, 2022, the Company, through its subsidiary IAFH Investment España S.L. entered into a Share and Option Purchase Agreement with the equity holders of eWave Holdings Pty Ltd, an Australian company, and its subsidiaries Nasko Trading Pty Ltd., an Australian company, eWave Limited, a Hongkones company, CommerceLab Pte Ltd., a Belarusian company, eWave Ukraine, an Ukrainian company, Zhonshang Yi Wei Technologies Limited, a Chinese company, eWave Bulgaria, a Bulgarian company, eWave Contracting Services (HK) Limited, a Hongkones company, all together "eWave", pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. eWave's business is a Global, Enterprise-Class digital commerce experience enablement consultancy.

On November 21, 2022, the Company, through its subsidiary Globant España S.A. entered into a Share Purchase Agreement with the equity holders of Vertic A/S, Danish company, and its subsidiaries VHCG ApS, a Danish company, and Vertic Portals Inc., an American company, all together "Vertic", pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. Vertic's business consists of digital consultancy. The agency creates digital experiences based on technology, design and data.

On December 21, 2022, the Company, through its subsidiary Globant España S.A. entered into an Equity Purchase Agreement with the equity holders of Adbid Latinoamerica S.A.S, a Colombian company, Adbid Latam MX S.A. de C.V., a Mexican company, and Procesalab S.A.S., a Colombian company, all together "Adbid", pursuant to which the Company purchased all of the outstanding interest. The transaction was simultaneously signed and closed. Adbid's business consists of performance digital agencies, focused on performance marketing strategy, operates advertising investment among others in Google, YouTube,
Amazon, and other social media platforms, e-commerce advertising and web analytics in connection with the foregoing and as data and dashboarding services.

On September 28, 2022, the Company, through its subsidiary Software Product Creation, S.L. entered into a Participation Agreement with La Liga Group International, S.L. (“LGI”), the equity holders of Sports Reinvention Entertainment Group, S.L. (“LaLiga Tech”), a Spanish company which was constituted in December 2022, pursuant to which the Company owned an outstanding interest equal to 51%. The purpose of this Agreement is to create, through La Liga Tech, a new business to reinvent the sports and entertainment industries through technology, and expand digital solutions offered by leveraging Web 3.0, Metaverse, Gaming, and many other rising technologies. The Agreement was signed on September 28, 2022 and the closing date was on December 23, 2022.

The table below gives additional details related to these acquisitions:

Fair value of the consideration transferred at the acquisition date
Down payment (1)	197,976
Working capital adjustment	53
Installment Payments (2)	35,808
Contingent consideration (3)	38,011
Total consideration	271,848
(1) Payment in cash 172,445 and 25,531 in G-shares.
(2) Contains 11,620 of liability, current and non-current, payable in a variable number of shares.
(3) As of December 31, 2022 included 2,923 and 35,088 as Other financial liabilities current and non-current, respectively.

For contingent considerations, an estimate of the range of outcomes and the significant inputs related are disclosed in note 29.9.1

Acquisition related expenses were not material and were recognized directly as expensed.

As of the date of issuance of these consolidated financial statements, due to recent acquisition of La Liga Tech, eWave and Abdid, the accounting for those acquisitions is incomplete; hence, pursuant the guidance in IFRS 3, the Company has included preliminary amounts and disclosures as it relates to:

• Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the consideration transferred as of the date of issuance of these financial statements.

• The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

• The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

• The amount of revenues and profit or loss of the acquired subsidiaries since the acquisition date, and the amount of revenues and profit or loss of the combined entity as if the acquisition has been made at the beginning of the reporting period, since the acquired subsidiaries did not have available financial information prepared under IFRS at the acquisition date. The preparation of this information under IFRS has not been completed as of the date of issuance of these financial statements.

• The amount of the non–controlling interest in the acquired companies recognized at the acquisition date.

The preliminary fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:
26.2 - Purchase Price Allocation

As of December 31, 2022, the fair values of the assets acquired, liabilities assumed and goodwill amounted to 185,959, 56,930 and 188,288, respectively, from which certain acquisitions are determined on preliminary basis and amounted to 120,670, 21,471 and 70,311, respectively, determined at the date of acquisition in the business combinations.

As of December 31, 2021, the fair values of the assets acquired, liabilities assumed and goodwill amounted to 52,870, 20,476 and 174,005, respectively, from which certain business combinations are determined on preliminary basis and amounted to 11,205, 4,709 and 66,905, respectively, determined at the date of acquisition in the business combinations.

	As of December 31,
	2022	2021

Current assets
Cash and cash equivalents	46,075	16,604
Investments	1,152	113
Trade receivables	34,151	17,719
Other receivables	8,022	1,117
Other assets	3	—

Non current assets
Other receivables	372	608
Other financial assets	—	2
Property and equipment	1,323	1,581
Intangibles (1)	82,255	14,204
Right-of-use asset	3,624	—
Deferred tax	8,265	922
Investment in associates	717	—
Goodwill (2)	188,288	174,005

Current liabilities
Trade and other payables	(22,468)	(7,724)
Lease liabilities	(716)	—
Tax liabilities	(6,101)	(2,112)
Payroll and social security	(10,772)	(4,425)
Other liabilities	(571)	(413)
Borrowings	(2,958)	(201)

Non current liabilities
Deferred tax liabilities	(9,647)	(3,264)
Lease liabilities	(3,076)	—
Borrowings	(52)	(2,337)
Contingencies	(569)	—

Non-controlling interest (3)	(45,469)	(2,648)

Total consideration	271,848	203,751
(1) As of December 31, 2022 and 2021, the amount of 34,250 and 11,701, respectively, have been allocated to customer relationships and contracts, and 33,370 and 2,402 as platforms and licenses, respectively.
(2) Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software, platforms and non-compete agreements are recognized as intangible. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. As of December 31, 2022 and 2021, 188,288 and 174,005, are not deductible for tax purposes, respectively.
(3)Non-controlling interest in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets at its fair values.

The fair values of the receivables acquired do not differ from their gross contractual amount.

26.3 Impact of acquisitions on the results of the Company
The net income for the year ended December 31, 2022 includes a gain of 3,147 attributable to the business generated by the companies acquired in 2022. Revenue for the year ended December 31, 2022 includes 35,226 related to the business of those companies.

Had the businesses combinations made in 2022 been performed on January 1, 2022, the consolidated revenue of the Company would have been 1,855,572 and the net income for the year ended December 31, 2022, would have been 154,821.

26.4 Goodwill

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to net assets acquired less liabilities assumed.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the cash generating unit ("CGU") may be impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

The Company first determines the value of the unit using the market approach. For the purposes of the calculation, the Company considers the value of the shares in the market.

In addition, the Company measures the CGU based on value-in-use calculations, which requires the use of various assumptions including revenue growth, gross margin, terminal growth rate and discount rates. The assumptions considered by the Company as of December 31, 2022 and 2021, were the following: projected cash flows for the following five years for both years, the average growth rate considered was 26.1% and 27.0%, respectively, and the rate used to discount cash flows was 11.2% and 9.6%, respectively. The long-term rate used to extrapolate cash flows beyond the projected period as of December 31, 2022 and 2021, was 4%. The recoverable amount is the higher of an asset's fair value less cost of disposals and value in use.

Very material adverse changes in key assumptions about the businesses and their prospects or an adverse change in market conditions may cause a change in the estimation of recoverable value and could result in an impairment charge. Based upon the Company's evaluation of goodwill, no impairment were recognized during 2022, 2021 and 2020.

A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2022	2021
Cost
Balance at beginning of year	567,451	392,760
Additions related to new acquisitions (note 26.2)	188,288	174,005
Translation	(17,322)	(73)
Measurement period adjustment	787	759
Balance at end of year	739,204	567,451